CHASE HOME LENDING MORTGAGE TRUST 2026-AGY2 ABS-15G

Exhibit 99.1 - Schedule 4

Data Compare Summary (Total)
Run Date - 8/10/2026 7:37:37 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	10	0.00%	12
Amortization Type	0	12	0.00%	12
Appraisal Effective Date	0	4	0.00%	12
Appraised Value	0	10	0.00%	12
Balloon Flag	0	12	0.00%	12
Borrower Qualifying FICO	1	12	8.33%	12
City	0	12	0.00%	12
Coborrower Qualifying FICO	0	6	0.00%	12
Contract Sales Price	0	12	0.00%	12
Initial Rate Lock Date	2	12	16.67%	12
Interest Only	0	10	0.00%	12
Investor: Qualifying Total Debt Ratio	0	12	0.00%	12
Lien Position	0	12	0.00%	12
LTV Valuation Value	0	2	0.00%	12
Note Date	0	12	0.00%	12
Occupancy	0	12	0.00%	12
Original CLTV	0	12	0.00%	12
Original Interest Rate	0	12	0.00%	12
Original Loan Amount	0	12	0.00%	12
Original LTV	0	12	0.00%	12
Original Term	0	2	0.00%	12
Origination Channel	0	12	0.00%	12
Property Type	0	11	0.00%	12
Purpose	0	12	0.00%	12
Representative FICO	0	12	0.00%	12
State	0	12	0.00%	12
Zip	0	12	0.00%	12
Total	3	283	1.06%	12